Supplemental Data - Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Data - Statements of Cash Flows
Cash paid for interest	$ 211,139	$ 174,647	$ 632,506	$ 765,510	$ 793,506
Cash received for interest	806	850	3,548	30,041	6,043
Cash paid for income taxes	404	130	22,968	19,485	18,683
Cash paid for income taxes to DISH Network	$ 146,386	$ 90,617	$ 473,793	245,028	302,329
Capitalized interest				440	$ 1,071
Satellite and Tracking Stock Transaction with EchoStar:
Satellite and Spectrum Transaction, deferred taxes				$ 29,075